Note 23 - Other Reserves	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
23.

 Other reserves

(US dollars in thousands)	2018	2017	2016
Equity instruments	25,072	25,072
Share option reserve	3,713	3,713	-
Capital raising costs	(9,722)	(9,722)	-
Treasury shares (see note 25)	(592)	(592)	-
Foreign exchange	(88)	(142)	-
Total	18,383	18,329	-

Equity instruments are convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”) which must convert to shares of VivoPower at
$10.20
per share
no
later than
30
June 2021.
The Company has classified these instruments as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued is fixed.

There are
2,473,367
convertible preference shares outstanding with a face value of
AU$3.00
per share and mature on
June 30, 2021.
The value held in reserves of
AU$9,956,149
represents their face value plus the dividends accrued to
December 29, 2016,
the date at which they became convertible to VivoPower shares. Convertible preference shares are subordinated to all creditors of Aevitas Group, rank equally amongst themselves, and rank in priority to ordinary shares of Aevitas Group.

There are
2,473,367
convertible loan notes outstanding with a face value of
AU$7.00
per share and mature on
June 30, 2021.
The value held in reserves of
AU$22,489,140
represents their face value plus the dividends accrued to
December 29, 2016,
the date at which they became convertible to VivoPower shares. The convertible loan notes rank equally with the unsecured creditors of Aevitas Group.

Dividends or interest is payable quarterly in arrears at a rate of
7%
on the capitalized value to
December 29, 2016.
At maturity, or if a trigger event such as a change of control event, listing event or a disposal of substantially all of Aevitas Group has occurred, the Company can choose to redeem the instruments or convert them into VivoPower ordinary shares at a price of
US$10.20
per share.

In connection with the acquisition of Aevitas Group, the Company entered into a guarantee of the obligations of Aevitas Group under the terms of the preference shares and loan notes.

The share option reserve represents
828,000
share options granted to Early Bird Capital as part of the initial public share offering. The options entitle the holder to buy VivoPower ordinary shares at
US$8.70
at any time before
April 30, 2020.
The options were accounted for as a share-based award and accordingly, the cost of the award was recognized directly in equity and was applied against capital raising costs. The fair value of the options was determined at the grant date, using the Black Scholes Model, and not
remeasured subsequently.